Disclosures on Financial Instruments - Summary of Changes in Foreign Currency Forward Exchange Contracts and Options Due to 10% Appreciation/Depreciation of Foreign Currency (Detail) - Derivative financial instruments risk management [Member] - Foreign currency forward exchange contracts and options [Member]
₨ in Millions, $ in Millions
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Gain loss on hedging reserve due to ten percent depreciation of foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
10% appreciation of foreign currency	$ 719.8	₨ 54,467.4	₨ 2,136.0	₨ 71,814.7
Gain loss on recognised in profit or loss due to ten percent depreciation of foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
10% appreciation of foreign currency	(116.9)	(8,848.9)	925.0	(7,371.1)
Gain loss on hedging reserve due to ten percent appreciation of foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
10% appreciation of foreign currency	(712.8)	(53,930.9)	(2,335.1)	(83,992.3)
Gain loss recognised in profit or loss due to ten percent appreciation of foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
10% appreciation of foreign currency	$ 140.8	₨ 10,651.7	₨ 6.7	₨ 10,373.6